Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
Schedule of stock option activity and related information

	2017		2016		2015
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	252,670	$6.21	238,894	$6.65	136,256	$9.62
Changes during the year:
Granted	75,000	$2.13	30,000	$2.13	109,625	$2.78
Exercised	-	$-	(10,000)	$2.96	-	$-
Forfeited	(13,545)	$49.09	(6,224)	$8.56	(6,987)	$12.49

Outstanding - year end	314,125	$3.39	252,670	$6.21	238,894	$6.65

Vested and expected to vest	192,584	$4.10	154,333	$8.44	88,766	$12.47
Exercisable at year end	182,584	$4.17	144,333	$8.82	88,766	$12.47

Schedule of options granted to employees and directors
				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2017	life (years)	2017	(years)

2.126	30,000	3.86	10,002	3.86
2.131	75,000	4.93	-	-
2.237	26,625	2.81	17,749	-
2.96	73,000	2.38	45,333	3.38
3.88	375	1.88	375	1.88
3.88	90,000	0.85	90,000	0.85
4.02	5,000	1.54	5,000	1.54
6.67	10,000	1.28	10,000	1.28
6.67	375	1.28	375	1.28
33.60	3,750	0.23	3,750	0.23

Grand Total	314,125	2.65	182,584	1.63